Property, Plant, And Equipment And Operating Leases	3 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant, and equipment and operating leases
NOTE 6. PROPERTY, PLANT, AND EQUIPMENT AND OPERATING LEASES
Property, Plant, and Equipment — Net

	As of
	March 31, 2023	December 31, 2022
Original cost	$5,060	$4,989
Less accumulated depreciation and amortization	(3,039)	(2,988)
Right-of-use operating lease assets	306	313

Property, plant, and equipment — net	$2,327	$2,314

OPERATING LEASE LIABILITIES.
Operating lease liabilities recognized within all other current and non-current
liabilities in the Condensed Consolidated and Combined Statements of Financial Position were $341 million and $347 million as of March 31, 2023 and December 31, 2022, respectively. Expense related to our operating lease portfolio was $56 million for both the three months ended March 31, 2023 and 2022.